Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Pacific ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 57.7%
AGL Energy Ltd.	875,269	$12,083,373
Alumina Ltd.	3,286,213	5,134,656
AMP Ltd.	4,427,371	5,854,588
APA Group	1,573,350	11,706,354
Aristocrat Leisure Ltd.	763,848	17,525,339
ASX Ltd.	257,653	14,240,133
Aurizon Holdings Ltd.	2,636,531	10,307,762
AusNet Services	2,428,489	2,858,176
Australia & New Zealand Banking Group Ltd.	3,767,026	63,292,733
Bendigo & Adelaide Bank Ltd.	653,419	4,432,986
BHP Group Ltd.	3,913,498	101,198,262
BlueScope Steel Ltd.	689,178	6,782,629
Boral Ltd.	1,560,177	5,424,262
Brambles Ltd.	2,094,220	17,777,458
Caltex Australia Ltd.	334,437	7,817,928
Challenger Ltd.	735,016	4,046,922
CIMIC Group Ltd.	127,968	2,911,796
Coca-Cola Amatil Ltd.	681,312	5,244,353
Cochlear Ltd.	77,041	12,193,345
Coles Group Ltd.	1,508,716	16,593,258
Commonwealth Bank of Australia	2,351,723	128,560,826
Computershare Ltd.	646,859	7,757,504
Crown Resorts Ltd.	497,171	4,341,459
CSL Ltd.	602,141	115,458,062
Dexus	1,455,761	12,042,598
Flight Centre Travel Group Ltd.	73,776	2,197,189
Fortescue Metals Group Ltd.	1,833,758	12,068,645
Goodman Group	2,183,454	21,887,486
GPT Group (The)	2,578,121	10,724,623
Harvey Norman Holdings Ltd.	748,817	2,177,949
Incitec Pivot Ltd.	2,155,069	4,708,335
Insurance Australia Group Ltd.	3,070,268	16,385,396
James Hardie Industries PLC	586,009	11,479,064
Lendlease Group	747,551	9,763,977
Macquarie Group Ltd.	430,147	40,165,849
Magellan Financial Group Ltd.	169,188	6,006,891
Medibank Pvt Ltd.	3,650,741	8,050,118
Mirvac Group	5,239,733	11,943,805
National Australia Bank Ltd.	3,831,011	67,088,656
Newcrest Mining Ltd.	1,017,079	21,161,413
Oil Search Ltd.	1,818,298	9,150,433
Orica Ltd.	508,776	8,183,557
Origin Energy Ltd.	2,346,517	13,808,503
Qantas Airways Ltd.	966,804	4,773,808
QBE Insurance Group Ltd.	1,739,968	14,923,275
Ramsay Health Care Ltd.	214,141	10,570,787
REA Group Ltd.	69,244	4,887,872
Rio Tinto Ltd.	492,846	32,302,687
Santos Ltd.	2,340,974	12,904,995
Scentre Group	7,079,459	18,866,873
Seek Ltd.	445,519	6,988,285
Sonic Healthcare Ltd.	595,975	12,141,900
South32 Ltd.	6,615,223	12,081,251
Stockland	3,153,170	10,770,662
Suncorp Group Ltd.	1,678,107	15,187,259
Sydney Airport	1,472,708	9,144,563
Tabcorp Holdings Ltd.	2,694,502	8,730,069
Telstra Corp. Ltd.	5,542,690	14,471,433

Security	Shares	Value

Australia (continued)
TPG Telecom Ltd.	488,207	$2,308,261
Transurban Group	3,601,876	37,397,346
Treasury Wine Estates Ltd.	958,904	12,128,871
Vicinity Centres	4,259,174	7,720,827
Washington H Soul Pattinson & Co. Ltd.	157,854	2,383,161
Wesfarmers Ltd.	1,507,983	43,217,391
Westpac Banking Corp.	4,636,599	76,899,522
WiseTech Global Ltd.	189,507	3,496,820
Woodside Petroleum Ltd.	1,243,656	29,030,123
Woolworths Group Ltd.	1,670,114	44,915,489
Worley Ltd.	449,527	4,560,901

		1,325,343,082

Hong Kong — 28.8%
AIA Group Ltd.	16,059,414	160,845,461
ASM Pacific Technology Ltd.	403,000	5,261,614
Bank of East Asia Ltd. (The)(a)	1,726,520	3,895,161
BeiGene Ltd., ADR(b)	47,648	9,686,362
BOC Hong Kong Holdings Ltd.	4,926,500	16,741,069
Budweiser Brewing Co. APAC Ltd.(b)(c)	1,752,800	6,247,404
CK Asset Holdings Ltd.	3,435,732	22,845,626
CK Hutchison Holdings Ltd.	3,583,732	32,551,288
CK Infrastructure Holdings Ltd.	889,208	6,020,635
CLP Holdings Ltd.	2,183,500	22,510,741
Dairy Farm International Holdings Ltd.	451,500	2,641,275
Galaxy Entertainment Group Ltd.	2,882,000	18,850,679
Hang Lung Properties Ltd.	2,688,736	5,509,543
Hang Seng Bank Ltd.	1,017,000	20,735,614
Henderson Land Development Co. Ltd.	1,930,442	9,285,062
HK Electric Investments & HK Electric Investments Ltd.	3,487,000	3,416,728
HKT Trust & HKT Ltd.	5,028,338	7,374,446
Hong Kong & China Gas Co. Ltd.	13,492,366	25,716,981
Hong Kong Exchanges & Clearing Ltd.	1,585,800	50,079,494
Hongkong Land Holdings Ltd.	1,545,800	8,501,900
Jardine Matheson Holdings Ltd.	294,200	16,539,924
Jardine Strategic Holdings Ltd.	294,100	9,337,675
Kerry Properties Ltd.	870,500	2,807,975
Link REIT	2,799,086	28,606,800
Melco Resorts & Entertainment Ltd., ADR	277,304	5,901,029
MTR Corp. Ltd.	2,050,286	11,498,522
New World Development Co. Ltd.	8,182,921	10,683,715
NWS Holdings Ltd.	2,069,000	2,775,319
PCCW Ltd.	5,596,867	3,374,815
Power Assets Holdings Ltd.	1,850,500	12,872,118
Sands China Ltd.	3,209,200	15,169,161
Sino Land Co. Ltd.	4,068,800	6,102,355
SJM Holdings Ltd.	2,615,000	2,665,862
Sun Hung Kai Properties Ltd.	2,116,500	30,796,761
Swire Pacific Ltd., Class A	662,500	5,962,521
Swire Properties Ltd.	1,558,000	4,846,514
Techtronic Industries Co. Ltd.	1,826,207	13,729,652
Vitasoy International Holdings Ltd.(a)	996,000	3,829,913
WH Group Ltd.(c)	12,727,000	13,072,093
Wharf Real Estate Investment Co. Ltd.	1,605,600	8,912,308
Wheelock & Co. Ltd.	1,085,000	6,743,349
Wynn Macau Ltd.	2,059,600	4,530,844
Yue Yuen Industrial Holdings Ltd.	969,500	2,867,226

		662,343,534

Malta — 0.0%
BGP Holdings PLC(b)(d)	27,004,595	298

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Pacific ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand — 2.2%
a2 Milk Co. Ltd.(b)	975,268	$9,715,901
Auckland International Airport Ltd.	1,294,468	7,503,199
Fisher & Paykel Healthcare Corp. Ltd.	759,653	10,800,811
Fletcher Building Ltd.	1,152,943	3,870,588
Mercury NZ Ltd.	901,504	2,777,642
Meridian Energy Ltd.	1,702,441	5,147,074
Ryman Healthcare Ltd.	529,719	5,134,402
Spark New Zealand Ltd.	2,435,510	7,097,627

		52,047,244

Singapore — 10.7%
Ascendas REIT	3,850,005	8,390,080
CapitaLand Commercial Trust	3,571,793	5,250,140
CapitaLand Ltd.	3,428,300	9,226,037
CapitaLand Mall Trust	3,419,600	6,301,797
City Developments Ltd.	611,200	4,621,601
ComfortDelGro Corp. Ltd.	2,884,700	4,957,435
DBS Group Holdings Ltd.	2,381,400	43,972,613
Genting Singapore Ltd.	8,057,800	5,450,631
Jardine Cycle & Carriage Ltd.(a)	132,300	2,964,402
Keppel Corp. Ltd.(a)	1,925,300	9,461,418
Mapletree Commercial Trust	2,668,000	4,604,541
Oversea-Chinese Banking Corp. Ltd.	4,306,424	33,948,774
SATS Ltd.	898,500	3,272,171
Sembcorp Industries Ltd.(a)	1,303,440	2,087,487
Singapore Airlines Ltd.(a)	725,800	4,877,767
Singapore Exchange Ltd.	1,063,700	6,884,160
Singapore Press Holdings Ltd.(a)	2,132,717	3,431,187
Singapore Technologies Engineering Ltd.	2,076,900	6,272,695
Singapore Telecommunications Ltd.	10,847,528	26,812,421
Suntec REIT	2,635,000	3,545,577
United Overseas Bank Ltd.	1,669,600	31,525,154
UOL Group Ltd.(a)	610,200	3,462,761
Venture Corp. Ltd.	363,100	4,213,973
Wilmar International Ltd.	2,554,200	7,639,532

Security	Shares	Value

Singapore (continued)
Yangzijiang Shipbuilding Holdings Ltd.(a)	3,198,700	$2,409,346

		245,583,700

Total Common Stocks — 99.4% (Cost: $2,321,559,095)		2,285,317,858

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(e)(f)(g)	16,690,357	16,697,033
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(e)(f)	1,088,000	1,088,000

		17,785,033

Total Short-Term Investments — 0.8% (Cost: $17,782,308)		17,785,033

Total Investments in Securities — 100.2% (Cost: $2,339,341,403)		2,303,102,891

Other Assets, Less Liabilities — (0.2)%		(4,913,724)

Net Assets — 100.0%		$2,298,189,167

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,671,267	6,019,090	16,690,357	$16,697,033	$32,179	(a)	$818	$(2,528)
BlackRock Cash Funds: Treasury, SL Agency Shares	831,000	257,000	1,088,000	1,088,000	3,353		—	—

				$17,785,033	$35,532		$818	$(2,528)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	65	12/19/19	$7,536	$104,219

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Pacific ex Japan ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Hang Seng Index	18	12/30/19	$3,028	$(83,319)
MSCI Singapore Index	62	12/30/19	1,670	(17,417)

				$3,483

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,285,317,560	$—	$298	$2,285,317,858
Money Market Funds	17,785,033	—	—	17,785,033

	$2,303,102,593	$—	$298	$2,303,102,891

Derivative financial instruments(a)
Assets
Futures Contracts	$104,219	$—	$—	$104,219
Liabilities
Futures Contracts	(100,736)	—	—	(100,736)

	$3,483	$—	$—	$3,483

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

3